INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Attributable to:
Shareholders of GLOBALFOUNDRIES Inc.	$ 166	$ 228	$ 269	$ 438
Non-controlling interests	1	0	2	1
Net income	167	228	271	439
Items that may be reclassified subsequently to income:
Foreign exchange fluctuation reserve	(1)	11	(4)	16
Effective portion of changes in the fair value of cash flow hedges	(46)	75	(5)	106
Fair value gain (loss) on investments measured at fair value through other comprehensive income (loss)	(4)	0	(11)	1
Total other comprehensive income (loss)	(51)	86	(20)	123
Attributable to:
Shareholders of GLOBALFOUNDRIES Inc.	(51)	83	(19)	119
Non-controlling interests	0	3	(1)	4
Total other comprehensive income (loss)	(51)	86	(20)	123
Total comprehensive income	116	314	251	562
Attributable to:
Shareholders of GLOBALFOUNDRIES Inc.	115	311	250	557
Non-controlling interests	1	3	1	5
Total comprehensive income	$ 116	$ 314	$ 251	$ 562